Note 9 - Derivatives: Schedule of Derivative Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Description	Convertible Notes	Total
Fair Value at December 31, 2013	$—	$—
Increase due to issuance of senior convertible debenture	11,006	11,006
Change in Fair Value	(1,838)	(1,838)
Fair Value at December 31, 2014	$9,168	$9,168
Increase due to issuance of subordinate convertible debenture	241,710	241,710
Reduction due to redemption of subordinate convertible debenture	(274,108)	(274,108)
Change in Fair Value	35,037	35,037
Fair Value at December 31, 2015	$11,807	$11,807